July 27, 2007



Securities and Exchange Commission
450 F Street NE
Washington, D.C.  20549

     Re:  Van Kampen American Capital Insured Income Trust,
          Series 78 and Intermediate Series 79
          File No. 333-57654   CIK #897191

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the the Registration Statement was filed electronically with the Commission on July 24, 2007.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.